Income Taxes (Schedule Of Computation From Income Tax At Federal Rate To Income Tax Benefit (Expense)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Income Tax Rates [Abstract]
Income tax benefit (expense) at statutory rates	$ 251,814	$ 137,903	$ 217,991
State income taxes, net of Federal tax benefit	6,218	18,877	(1,376)
Foreign taxes	8,782	(4,683)	(30,967)
Nondeductible items	(4,617)	(3,154)	(3,165)
Changes in valuation allowance and other estimates	50,697	(15,816)	(16,263)
Other, net	(4,615)	(7,149)	(6,240)
Income tax benefit	$ 308,279	$ 125,978	$ 159,980
Reconciliation of Income Tax Rates Percentages [Abstract]
Income tax benefit (expense) at statutory rates	35.00%	35.00%	35.00%
State income taxes, net of Federal tax benefit	1.00%	5.00%	(0.10%)
Foreign taxes	2.00%	(1.00%)	(5.00%)
Nondeductible items	(1.00%)	(1.00%)	(0.10%)
Changes in valuation allowance and other estimates	7.00%	(4.00%)	(3.00%)
Other, net	(1.00%)	(2.00%)	(1.00%)
Income tax benefit	43.00%	32.00%	26.00%